UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/04

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    05 February 2004
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		107

Form 13F Information Table Value Total:	              $182,580 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      805 58884.000SH       Sole                58884.000
Agilent Technologies Inc.      COM              00846U101      294 12215.000SH       Sole                12215.000
Albertson's Incorporated       COM              013104104      661 27675.000SH       Sole                27675.000
Alliance Healthcard            COM              01860F103       13 21000.000SH       Sole                21000.000
Allstate Corp.                 COM              020002101     1010 19521.000SH       Sole                19521.000
American Electric Power        COM              025537101      814 23715.000SH       Sole                23715.000
American Express               COM              025816109      970 17211.008SH       Sole                17211.008
American International Group,  COM              026874107     2510 38215.500SH       Sole                38215.500
American Natl Ins Co.          COM              028591105     4839 46460.000SH       Sole                46260.000           200.000
Amgen Incorporated             COM              031162100      204 3175.000 SH       Sole                 3175.000
Amsouth Bancorporation         COM              032165102     4864 187785.000SH      Sole               187285.000           500.000
Arris Group, Inc.              COM              04269Q100      141 20000.000SH       Sole                20000.000
BP plc (ADR)                   COM              055622104      661 11315.000SH       Sole                11315.000
Bank of America                COM              060505104     3902 83034.000SH       Sole                83034.000
Barrick Gold Corp              COM              067901108      964 39795.000SH       Sole                39795.000
Baxter Intl. Inc.              COM              071813109      295 8530.000 SH       Sole                 8530.000
Berkshire Hathaway Class B     COM              084670207      634  216.000 SH       Sole                  216.000
Biomet Inc                     COM              090613100      381 8775.000 SH       Sole                 8775.000
Biotech Holders Trust          COM              09067D201     1170 7650.000 SH       Sole                 7550.000           100.000
Boeing                         COM              097023105      999 19293.000SH       Sole                19293.000
Bristol Myers Squibb           COM              110122108     1553 60614.000SH       Sole                60614.000
Caesars Entertainment          COM              127687101      268 13331.000SH       Sole                13331.000
Cascade Natural Gas            COM              147339105      373 17582.000SH       Sole                17582.000
Charles Schwab & Company       COM              808513105      323 27031.000SH       Sole                27031.000
Chevron Texaco                 COM              166764100      697 13270.000SH       Sole                13270.000
Citigroup Inc.                 COM              172967101     2215 45977.194SH       Sole                45977.194
Cleveland-Cliffs Inc           COM              185896107      309 2975.000 SH       Sole                 2975.000
Coca Cola                      COM              191216100      394 9465.000 SH       Sole                 9465.000
Commercial Bancshares Florida  COM              201607108     6851 177954.000SH      Sole               133960.000         43994.000
Commercial Net Realty          COM              202218103      420 20400.000SH       Sole                20400.000
Compass Bank                   COM              20449H109     2015 41409.000SH       Sole                41409.000
ConocoPhillips                 COM              20825C104     4775 54990.000SH       Sole                54990.000
Constellation Brands           COM              21036P108     1219 26200.000SH       Sole                26200.000
Dell Inc.                      COM              247025109     2734 64882.000SH       Sole                64882.000
Deluxe Corp.                   COM              248019101      956 25600.000SH       Sole                25600.000
Duke Energy Corp.              COM              264399106     4045 159690.000SH      Sole               158690.000          1000.000
E I Dupont De Nemour           COM              263534109      401 8174.000 SH       Sole                 8174.000
EMC Corporation                COM              268648102     1075 72304.000SH       Sole                72304.000
Emerson Electric               COM              291011104     4578 65313.000SH       Sole                65013.000           300.000
Estee Lauder Co.               COM              518439104      268 5850.000 SH       Sole                 5850.000
Exxon Mobil Corp               COM              302290101     2544 49639.000SH       Sole                49639.000
Florida Rock Industries        COM              341140101    10499 176360.000SH      Sole               176360.000
Flowers Foods, Inc.            COM              343496105      563 17817.000SH       Sole                17817.000
Fortune Brands                 COM              349631101      332 4300.000 SH       Sole                 4300.000
General Dynamics               COM              369550108      770 7365.000 SH       Sole                 7365.000
General Electric               COM              369604103     6914 189418.000SH      Sole               188718.000           700.000
Genuine Parts                  COM              372460105     2727 61897.000SH       Sole                61897.000
Georgia-Pacific                COM              373298108      678 18100.000SH       Sole                18100.000
H J Heinz                      COM              423074103     2484 63701.000SH       Sole                63701.000
Hawaiian Electric Industries   COM              419870100     1377 47224.000SH       Sole                47224.000
Hewlett Packard                COM              428236103      690 32880.677SH       Sole                32880.677
Hilton Hotel Corporation       COM              432848109      290 12752.000SH       Sole                12752.000
Home Depot                     COM              437076102     4385 102600.400SH      Sole               102600.400
Intel Corporation              COM              458140100     2630 112425.000SH      Sole               112425.000
International Business Machine COM              459200101     1602 16251.499SH       Sole                15951.499           300.000
J.P Morgan Chase & Co.         COM              46625H100      221 5678.000 SH       Sole                 5678.000
Johnson & Johnson              COM              478160104     8037 126728.000SH      Sole               126128.000           600.000
Johnson Controls               COM              478366107     3459 54525.000SH       Sole                54225.000           300.000
Lowe's Companies, Inc.         COM              548661107     1045 18149.000SH       Sole                18149.000
Mcdonalds Corp.                COM              580135101      273 8507.209 SH       Sole                 8507.209
Microsoft Corporation          COM              594918104     2364 88483.000SH       Sole                87983.000           500.000
Minnesota Mining Mfg           COM              604059105     3946 48075.000SH       Sole                47575.000           500.000
Motorola, Inc.                 COM              620076109      809 47038.000SH       Sole                47038.000
Nordstrom, Inc.                COM              655664100     1684 36040.000SH       Sole                36040.000
Novanet Inc.                   COM              496001991        7 45000.000SH       Sole                45000.000
Oracle Corporation             COM              68389X105      161 11720.000SH       Sole                11720.000
Patriot Transportation Holding COM              70337B102      936 20816.000SH       Sole                20816.000
Pepco Holdings Inc.            COM              737679100      314 14735.829SH       Sole                14735.829
Pepsico Inc.                   COM              713448108     2734 52382.089SH       Sole                52382.089
Pfizer                         COM              717081103     3637 135245.000SH      Sole               134745.000           500.000
Post Properties Inc.           COM              737464107      597 17100.000SH       Sole                17100.000
Procter & Gamble               COM              742718109     2721 49400.000SH       Sole                48800.000           600.000
Protective Life Corp.          COM              743674103      717 16784.000SH       Sole                16784.000
Regency Centers Corporation    COM              758939102     1909 34450.000SH       Sole                34450.000
Rinker Group Ltd               COM              76687m101     1533 18450.000SH       Sole                18450.000
Royal Dutch Petroleum          COM              780257804     2267 39506.000SH       Sole                39506.000
Safeco Corp.                   COM              786429100     1579 30217.000SH       Sole                30217.000
Sony Corporation               COM              835699307      828 21255.000SH       Sole                21255.000
Southern Company               COM              842587107     3797 113284.000SH      Sole               112284.000          1000.000
Starbucks Corporation          COM              855244109     2271 36425.000SH       Sole                36025.000           400.000
Stryker Corp Com               COM              863667101      942 19530.000SH       Sole                19530.000
Suntrust Banks Inc.            COM              867914103      641 8671.000 SH       Sole                 8671.000
Synovus Financial Corp.        COM              87161C105      226 7905.000 SH       Sole                 7905.000
Sysco Corporation              COM              871829107     1145 30005.000SH       Sole                30005.000
Target Inc.                    COM              87612E106     1076 20727.000SH       Sole                20727.000
Verizon Communications         COM              92343V104      577 14233.000SH       Sole                14233.000
Wachovia Corp.                 COM              929771103     6500 123567.831SH      Sole               123567.831
Wal-Mart Stores                COM              931142103     1668 31583.006SH       Sole                31583.006
Walgreen Co                    COM              931422109      647 16855.000SH       Sole                16855.000
Washington Mutual Inc          COM              939322103     2126 50295.000SH       Sole                50295.000
Wells Fargo & Co.              COM              949746101     4342 69865.000SH       Sole                69865.000
Wyeth                          COM              983024100      244 5720.000 SH       Sole                 5720.000
Wyndham Intl Inc. Class A      COM              983101106       12 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM              988792107     1875 1103000.000SH     None                  000.000       1103000.000
Zila Inc                       COM              989513205       43 10000.000SH       Sole                10000.000
Zimmer Holdings Inc.           COM              98956P102      993 12397.000SH       Sole                12397.000
iShares Dow Jones US Basic Mat COM              464287838      400 7950.000 SH       Sole                 7950.000
Vanguard Mid-Cap VIPERs        COM              922908629      232 4050.000 SH       Sole                 4050.000
Alltel Corp. 7.75%             PFD              200039822     2608    49315 SH       Sole                    49015               300
Citigroup VII 7.125%           PFD              17306n203     1754    66300 SH       Sole                    66300
Con Edison PFD 7.25%           PFD              209115203      335    12500 SH       Sole                    12500
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      495    18500 SH       Sole                    18500
Protective Life-Prosaver Plati PFD                              35    25000 SH       Sole                    25000
Regency Centers Corp Pfd. 7.45 PFD              758849202      360    13650 SH       Sole                    13650
Rochester G&E 6.650%           PFD              711367794     1459    54500 SH       Sole                    54500
Safeco Corts TR  8.70%         PFD              22081r205     1731    63450 SH       Sole                    63450
SunTrust Cap. IV 7.125%        PFD              86788B201     2184    83025 SH       Sole                    83025
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